Supplemental Oil and Natural Gas Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Summary of Capitalized Costs

A summary of the Partnership’s capitalized costs are contained in the table below (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties:
Proved properties	$97,528	$6,986
Unproved properties	926,812	99,671
Total oil and natural gas properties	1,024,340	106,657
Less accumulated depreciation, depletion and amortization	(8,596)	(404)
Net oil and natural gas properties	$1,015,744	$106,253

Summary of Oil and Gas Property Acquisition and Development

A summary of the Partnership’s cost incurred in oil and natural gas property acquisition and development activities is set forth below (in thousands):

	December 31,
	2013	2012
Acquisition costs:
Proved properties	$40,914	$2,498
Unproved properties	621,039	158,131
Development cost	258,825	16,344
Exploration cost	3,022	3,899
Total acquisition, development and exploration costs	$923,800	$180,872

Proved Developed and Proved Undeveloped Reserves

The following table provides a roll-forward of the total proved reserves for the year ended December 31, 2013 and 2012, as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	Oil (MBbl)	Natural Gas (MMcf)	Natural Gas Liquids (MBbl)	TOTAL (MMcfe)
December 31, 2011	—	—	—	—
Extensions and discoveries	390.5	2,963.8	177.0	6,368.9
Production	(4.5)	(7.7)	—	(34.6)
End of year, December 31, 2012	386.0	2,956.1	177.0	6,334.2
Revisions	(163.2)	2,645.0	52.1	1,978.4
Extensions and discoveries	1,323.3	41,215.5	1,710.6	59,419.0
Acquisition of reserves	958.5	6,646.6	—	12,397.6
Production	(87.2)	(1,118.8)	(1.3)	(1,650.2)
End of year, December 31, 2013	2,417.4	52,344.4	1,938.4	78,478.6
Proved developed reserves:
December 31, 2012	174.5	1,289.5	64.6	2,724.0
December 31, 2013	1,708.2	27,880.3	1,056.2	44,466.6
Proved undeveloped reserves:
December 31, 2012	211.5	1,666.6	112.4	3,610.1
December 31, 2013	709.2	24,464.2	882.1	34,012.0

Standard Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Future cash inflows (total revenues)	$479,527	$50,614
Future production costs (severance and ad valorem taxes plus LOE)	(116,161)	(6,448)
Future development costs (capital costs)	(76,511)	(8,015)
Future income tax expense(1)	—	—
Future net cash flows	(286,855)	36,151
10% annual discount for estimated timing of cash flows	(131,560)	(14,257)
Standardized measure of Discounted Future Net Cash Flow	$155,295	$21,894

(1)	Future net cash flows do not include the effects of income taxes on future revenues because Eclipse I was a limited partnership not subject to entity-level income taxation as of December 31, 2013 and December 31, 2012. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Eclipse I’s partners’.

Summary of Changes in Standardized Measure of Discounted Net Cash Flows

A summary of the changes in the standardized measure of discounted future net cash flows are contained in the table below (in thousands):

	December 31,
	2013	2012
Standardized Measure, beginning of the year	$21,894	$—
Net change in prices and production costs	(5,345)	354
Net change in future development costs	(1,148)	—
Sales, Less production costs	(10,281)	(354)
Extensions	106,720	21,894
Acquisitions	28,984	—
Revisions of previous quantity estimates	8,354	—
Accretion of discount	2,189	—
Changes in timing and other	3,937	—
Period Balance	$155,295	$21,894